UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.3%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.816%, 2013	$2,333,698	$2,275,355

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.216%, 2013	$1,350,000	$1,356,979

Asset-Backed & Securitized - 2.9%
Anthracite Ltd., “A”, CDO, FRN, 0.606%, 2019 (z)	$936,719	$814,946
ARI Fleet Lease Trust, “A”, FRN, 0.798%, 2020 (n)	595,072	595,072
Chesapeake Funding LLC, “A”, FRN, 0.995%, 2023 (z)	3,563,000	3,567,881
Commercial Mortgage Acceptance Corp., FRN, 1.857%, 2030 (i)	7,546,934	296,919
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,210,266
Falcon Franchise Loan LLC, FRN, 5.312%, 2023 (i)(z)	2,830,693	266,651
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	2,754,783	2,915,998
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,335,457
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	644,154
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,376,512
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	1,537,795	1,616,426
Nationstar Home Equity Loan Trust, FRN, 0.376%, 2036	137,973	135,266
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	2,000,000	2,229,766

		$21,005,314
Automotive - 1.8%
Daimler Finance North America LLC, FRN, 1.667%, 2013 (n)	$2,450,000	$2,463,754
Ford Motor Credit Co. LLC, 4.207%, 2016 (n)	1,970,000	2,039,531
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,880,000	3,057,402
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,931,192
Volkswagen International Finance N.V., FRN, 1.217%, 2014 (n)	2,740,000	2,748,976

		$13,240,855
Banks & Diversified Financials (Covered Bonds) - 1.0%
BNP Paribas Home Loan, 2.2%, 2015 (n)	$2,640,000	$2,685,672
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,609,496
Eurohypo AG, 5.125%, 2016	3,140,000	3,256,682

		$7,551,850
Broadcasting - 0.9%
CBS Corp., 5.75%, 2020	$940,000	$1,131,555
CBS Corp., 3.375%, 2022	2,190,000	2,276,319
Vivendi S.A., 4.75%, 2022 (n)	2,420,000	2,384,910
WPP Finance, 8%, 2014	812,000	918,453

		$6,711,237
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.375%, 2022	$1,104,000	$1,155,272
TD Ameritrade Holding Co., 4.15%, 2014	2,007,000	2,129,658

		$3,284,930
Building - 0.2%
CRH PLC, 8.125%, 2018	$1,160,000	$1,400,391

Cable TV - 1.2%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,665,528
DIRECTV Holdings LLC, 3.8%, 2022	3,020,000	3,191,971

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Myriad International Holdings B.V., 6.375%, 2017 (n)	$648,000	$720,900
Time Warner Cable, Inc., 4%, 2021	2,770,000	3,051,116

		$8,629,515
Chemicals - 1.7%
Cabot Corp., 3.7%, 2022	$2,970,000	$3,034,544
Dow Chemical Co., 8.55%, 2019	3,190,000	4,332,339
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,574,255
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,625,320

		$12,566,458
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,060,797

Conglomerates - 0.7%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$655,000	$683,604
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,694,574

		$5,378,178
Consumer Products - 0.9%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	$1,860,000	$1,866,819
Newell Rubbermaid, Inc., 5.5%, 2013	1,015,000	1,046,991
Newell Rubbermaid, Inc., 2%, 2015	2,000,000	2,015,022
Procter & Gamble Co., 0.7%, 2014	1,450,000	1,457,946

		$6,386,778
Consumer Services - 0.4%
eBay, Inc., 2.6%, 2022	$2,080,000	$2,121,271
Experian Finance PLC, 2.375%, 2017 (n)	1,154,000	1,166,627

		$3,287,898
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,650,306

Electrical Equipment - 0.3%
Ericsson, Inc., 4.125%, 2022	$2,190,000	$2,231,424

Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$909,000	$942,517

Emerging Market Quasi-Sovereign - 4.2%
Banco del Estado de Chile, 4.125%, 2020 (n)	$114,000	$121,785
Banco del Estado de Chile, 3.875%, 2022 (n)	166,000	174,570
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	1,430,000	1,658,800
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	1,001,920
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,953,070
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	158,700
CEZ A.S., 4.25%, 2022 (n)	1,083,000	1,134,767
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	447,000	482,182
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,200,090
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	228,000	247,380
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,404,827
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	892,677
Development Bank of Kazakhstan, 5.5%, 2015 (n)	972,000	1,022,544
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	831,442

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Gaz Capital S.A., 5.999%, 2021 (n)	$2,578,000	$2,882,024
Gaz Capital S.A., 4.95%, 2022 (z)	241,000	250,399
Korea Gas Corp., 2.25%, 2017 (z)	1,630,000	1,615,032
Petrobras International Finance Co., 5.375%, 2021	2,479,000	2,773,213
Petroleos Mexicanos, 6%, 2020	2,970,000	3,564,000
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,532,380
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,948,320
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	303,000	326,240
Transnet SOC Ltd., 4.5%, 2016 (n)	212,000	222,802
VTB Capital S.A., 6.465%, 2015 (n)	857,000	910,820
VTB Capital S.A., 6%, 2017 (n)	830,000	865,275

		$31,175,259
Emerging Market Sovereign - 1.9%
Republic of Peru, 9.875%, 2015	$485,000	$585,638
Republic of Poland, 5%, 2022	772,000	883,940
Republic of Slovakia, 4.375%, 2022 (n)	2,960,000	3,048,800
Republic of South Africa, 5.5%, 2020	2,423,000	2,883,370
Republic of South Africa, 4.665%, 2024	1,617,000	1,823,167
Russian Federation, 4.5%, 2022 (n)	400,000	439,000
United Mexican States, 3.625%, 2022	3,754,000	4,138,785

		$13,802,700
Energy - Independent - 0.6%
Hess Corp., 8.125%, 2019	$1,230,000	$1,614,267
Southwestern Energy Co., 4.1%, 2022 (n)	1,844,000	1,926,908
Talisman Energy, Inc., 7.75%, 2019	480,000	606,574

		$4,147,749
Energy - Integrated - 2.0%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,320,000	$2,456,643
BP Capital Markets PLC, 4.5%, 2020	853,000	999,504
BP Capital Markets PLC, 4.742%, 2021	1,810,000	2,153,267
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,001,900
Petro-Canada, 6.05%, 2018	904,000	1,088,349
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,317,577
Total Capital International S.A., 1.5%, 2017	1,000,000	1,015,567
TOTAL S.A., 3%, 2015	1,860,000	1,993,879

		$15,026,686
Financial Institutions - 1.3%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,045,774
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,187,774
General Electric Capital Corp., 6%, 2019	1,180,000	1,422,193
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,150,176

		$9,805,917
Food & Beverages - 3.2%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,780,000	$3,734,763
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,664,765
Campbell Soup Co., 2.5%, 2022	1,148,000	1,149,010
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,408,981
Diageo Capital PLC, 7.375%, 2014	2,200,000	2,414,887
Diageo Capital PLC, 1.5%, 2017	1,530,000	1,559,301
Dr Pepper Snapple Group, Inc., 2.35%, 2012	1,650,000	1,661,715

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		$290,000	$315,905
Kraft Foods Group, Inc., 6.125%, 2018 (n)		1,310,000	1,622,918
Kraft Foods Group, Inc., 3.5%, 2022 (n)		436,000	462,083
Kraft Foods, Inc., 6.75%, 2014		1,390,000	1,519,651
Miller Brewing Co., 5.5%, 2013 (n)		2,200,000	2,297,843
Pernod-Ricard S.A., 4.45%, 2022 (n)		1,428,000	1,549,499
Tyson Foods, Inc., 4.5%, 2022		1,447,000	1,461,470

			$23,822,791
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015		$1,096,000	$1,164,963

Forest & Paper Products - 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$2,063,000	$2,315,718

Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017		$1,686,000	$1,698,245

Industrial - 1.2%
Johns Hopkins University, 5.25%, 2019		$4,350,000	$5,211,648
Princeton University, 4.95%, 2019		2,860,000	3,436,118

			$8,647,766
Insurance - 3.4%
American International Group, Inc., 3%, 2015		$3,680,000	$3,746,277
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	5,166,280
Lincoln National Corp., 4.3%, 2015		1,360,000	1,439,281
Metropolitan Life Global Funding I, 5.125%, 2013 (n)		2,815,000	2,901,705
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		1,020,000	1,095,683
New York Life Global Funding, 4.65%, 2013 (n)		3,000,000	3,097,014
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,965,485
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,447,458
UnumProvident Corp., 6.85%, 2015 (n)		1,740,000	1,948,454

			$24,807,637
Insurance - Property & Casualty - 2.3%
ACE Ltd., 2.6%, 2015		$2,000,000	$2,093,780
Aon Corp., 3.5%, 2015		2,750,000	2,885,075
AXIS Capital Holdings Ltd., 5.875%, 2020		4,110,000	4,510,347
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		2,197,000	2,249,761
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,302,110
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	3,015,000

			$17,056,073
International Market Quasi-Sovereign - 3.3%
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	$4,190,050
Electricite de France PLC, 5.5%, 2014 (n)		$3,475,000	3,684,675
ING Bank N.V., 3.9%, 2014 (n)		3,150,000	3,311,365
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,600,000	3,558,748
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,420,833
Statoil A.S.A., 1.8%, 2016		1,420,000	1,466,107
Swedish Export Credit Corp., FRN, 1.216%, 2014		3,300,000	3,309,926
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,126,732

			$24,068,436

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 15.4%
Commonwealth of Australia, 5.75%, 2021	AUD	916,000	$1,171,197
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	11,992,618
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	3,903,285
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,272,033
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,158,148
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,183,341
Government of Canada, 5.75%, 2033	CAD	358,000	564,250
Government of Japan, 1.7%, 2017	JPY	806,000,000	11,044,124
Government of Japan, 1.1%, 2020	JPY	800,000,000	10,683,013
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	3,687,864
Kingdom of Denmark, 3%, 2021	DKK	5,323,000	1,028,577
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	4,499,668
Kingdom of Sweden, 5%, 2020	SEK	3,830,000	726,560
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	1,834,126
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,808,757
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,075,051
Republic of France, 5%, 2016	EUR	9,214,000	13,390,016
Republic of Iceland, 4.875%, 2016 (n)		$2,179,000	2,196,110
Republic of Iceland, 5.875%, 2022 (n)		336,000	342,897
Republic of Italy, 5.25%, 2017	EUR	11,388,000	13,943,695
State of Israel, 4%, 2022		$3,752,000	3,986,500
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	15,176,815

			$113,668,645
Local Authorities - 0.8%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,785,643
Province of Ontario, 4.75%, 2016		3,000,000	3,399,300

			$6,184,943
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$581,186

Major Banks - 10.6%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$2,997,000	$3,166,630
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)		3,010,000	3,021,920
Bank of America Corp., 4.9%, 2013		2,300,000	2,355,925
Bank of America Corp., 7.375%, 2014		200,000	217,005
Bank of America Corp., 6.5%, 2016		1,420,000	1,603,096
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)		2,930,000	2,949,956
Barclays Bank PLC, 5.125%, 2020		2,760,000	3,004,053
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,893,696
Credit Suisse New York, 5.5%, 2014		3,790,000	4,043,248
DBS Bank Ltd., 2.35%, 2017 (n)		2,430,000	2,477,949
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		2,246,000	2,277,350
Goldman Sachs Group, Inc., 6%, 2014		2,490,000	2,657,649
Goldman Sachs Group, Inc., 5.75%, 2022		3,044,000	3,325,034
HSBC Holdings PLC, 4%, 2022		1,839,000	1,968,239
HSBC USA, Inc., 4.875%, 2020		3,370,000	3,561,827
ING Bank N.V., FRN, 1.517%, 2013 (n)		1,230,000	1,233,208
ING Bank N.V., FRN, 1.867%, 2014 (n)		4,650,000	4,629,056
Intesa Sanpaolo S.p.A., FRN, 2.866%, 2014 (n)		1,540,000	1,450,637
JPMorgan Chase & Co., 4.625%, 2021		2,890,000	3,216,631
JPMorgan Chase & Co., FRN, 1.116%, 2013		2,800,000	2,808,151
JPMorgan Chase & Co., FRN, 1.252%, 2014		1,300,000	1,305,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Kookmin Bank, 7.25%, 2014 (n)	$2,100,000	$2,296,902
Macquarie Bank Ltd., 5%, 2017 (n)	918,000	951,319
Macquarie Group Ltd., 6%, 2020 (n)	1,971,000	2,016,215
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,257,903
Morgan Stanley, 6%, 2014	2,330,000	2,451,708
Morgan Stanley, 6.625%, 2018	1,532,000	1,639,517
Morgan Stanley, 5.625%, 2019	640,000	646,879
National Australia Bank Ltd., 2%, 2015	2,920,000	2,957,817
Royal Bank of Scotland PLC, 6.125%, 2021	1,800,000	2,033,098
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,447,507
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,068,832
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,332,800

		$78,267,381
Medical & Health Technology & Services - 1.2%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$1,446,000	$1,554,438
Covidien International Finance S.A., 1.35%, 2015	2,000,000	2,021,100
Hospira, Inc., 6.05%, 2017	1,060,000	1,199,677
Thermo Fisher Scientific, Inc., 2.25%, 2016	3,650,000	3,789,174

		$8,564,389
Metals & Mining - 1.1%
AngloGold Ashanti Holdings PLC, 5.125%, 2022	$892,000	$915,509
ArcelorMittal, 6.5%, 2014	2,070,000	2,190,184
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	2,590,000	2,527,783
Vale Overseas Ltd., 5.625%, 2019	492,000	554,367
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,668,160

		$7,856,003
Mortgage-Backed - 6.1%
Fannie Mae, 4.845%, 2013	$1,855,995	$1,885,904
Fannie Mae, 4.607%, 2014	2,569,260	2,680,323
Fannie Mae, 4.842%, 2014	3,073,123	3,251,603
Fannie Mae, 5.412%, 2014	1,790,563	1,921,697
Fannie Mae, 4.62%, 2015	878,594	940,152
Fannie Mae, 4.894%, 2015	1,098,204	1,200,853
Fannie Mae, 5.395%, 2016	1,279,263	1,437,842
Fannie Mae, 5.423%, 2016	2,213,128	2,507,447
Fannie Mae, 6%, 2016	281,997	301,320
Fannie Mae, 5.5%, 2017 - 2025	2,688,681	2,931,854
Fannie Mae, 4.5%, 2019	2,909,526	3,143,743
Fannie Mae, 5%, 2019 - 2020	515,719	560,312
Fannie Mae, 6.5%, 2031	2,352,547	2,709,128
Freddie Mac, 3.882%, 2017	1,423,992	1,596,561
Freddie Mac, 5.5%, 2017 - 2020	2,931,383	3,209,457
Freddie Mac, 6%, 2017 - 2034	592,647	647,272
Freddie Mac, 5%, 2019	1,700,487	1,837,659
Freddie Mac, 4.224%, 2020	2,249,154	2,589,159
Ginnie Mae, 6%, 2033	861,234	977,467
Ginnie Mae, 6%, 2036 (f)	1,015,184	1,145,770
Ginnie Mae, 5.612%, 2058	3,682,033	3,918,397
Ginnie Mae, 6.357%, 2058	3,047,122	3,271,966

		$44,665,886

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 1.8%
Enbridge Energy Partners LP, 4.2%, 2021	$3,080,000	$3,342,090
Energy Transfer Partners LP, 8.5%, 2014	2,109,000	2,334,309
Enterprise Products Operating LP, 5.65%, 2013	376,000	387,006
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,132,179
Kinder Morgan Energy Partners LP, 5.85%, 2012	2,115,000	2,127,705
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,091,013

		$13,414,302
Network & Telecom - 0.9%
AT&T, Inc., 3.875%, 2021	$3,700,000	$4,163,221
British Telecommunications PLC, 5.15%, 2013	943,000	961,860
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,474,449

		$6,599,530
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$2,200,000	$2,291,472
Noble Corp., 3.45%, 2015	1,030,000	1,086,425

		$3,377,897
Oils - 0.3%
Phillips 66, 4.3%, 2022 (n)	$1,719,000	$1,880,980

Other Banks & Diversified Financials - 5.8%
American Express Credit Corp., FRN, 1.567%, 2015	$3,970,000	$4,031,551
Banco Santander Chile, 2.875%, 2012 (n)	1,840,000	1,839,682
BB&T Corp., 2.05%, 2014	2,030,000	2,073,972
Capital One Financial Corp., 2.15%, 2015	1,058,000	1,074,618
Capital One Financial Corp., FRN, 1.605%, 2014	2,780,000	2,762,405
Citigroup, Inc., 5.5%, 2013	5,500,000	5,655,898
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	2,638,661
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	2,080,000	2,293,612
National Bank of Canada, 1.5%, 2015	1,760,000	1,788,607
Rabobank Nederland N.V., 3.375%, 2017	1,757,000	1,852,143
Santander Holdings USA, Inc., 4.625%, 2016	450,000	446,312
Santander International Debt S.A., 2.991%, 2013 (n)	2,100,000	2,056,698
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,440,688
SunTrust Banks, Inc., 3.5%, 2017	2,237,000	2,337,951
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,243,600
U.S. Bancorp, 2.95%, 2022	1,316,000	1,330,659
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,525,000	1,494,500
Union Bank, FRN, 1.416%, 2014	2,500,000	2,487,340

		$42,848,897
Pharmaceuticals - 1.8%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,491,306
Pfizer, Inc., 6.2%, 2019	2,490,000	3,208,173
Roche Holdings, Inc., 6%, 2019 (n)	2,060,000	2,622,265
Sanofi, 1.2%, 2014	1,550,000	1,574,304
Teva Pharmaceutical Finance III, FRN, 1.365%, 2013	3,120,000	3,143,528

		$13,039,576
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$3,120,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.3%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$1,458,000	$1,523,490
Pearson PLC, 5.5%, 2013 (n)	410,000	423,601

		$1,947,091
Real Estate - 0.7%
Boston Properties LP, REIT, 3.7%, 2018	$1,476,000	$1,574,042
Kimco Realty Corp., REIT, 6.875%, 2019	690,000	844,172
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,730,926

		$5,149,140
Retailers - 1.6%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,871,313
AutoZone, Inc., 3.7%, 2022	577,000	606,137
Macy’s, Inc., 7.875%, 2015	2,670,000	3,151,703
Staples, Inc., 9.75%, 2014	2,330,000	2,595,725
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,413,393

		$11,638,271
Specialty Chemicals - 0.6%
Airgas, Inc., 2.95%, 2016	$1,900,000	$1,985,804
Ecolab, Inc., 4.35%, 2021	1,840,000	2,086,019

		$4,071,823
Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$311,604

Supranational - 0.4%
Corporacion Andina de Fomento, 5.2%, 2013	$3,000,000	$3,094,737

Telecommunications - Wireless - 1.5%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,007,000	$1,038,755
America Movil S.A.B. de C.V., 3.125%, 2022	1,800,000	1,852,072
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,934,000	3,455,096
Rogers Communications, Inc., 6.8%, 2018	1,490,000	1,868,844
Vodafone Group PLC, 5%, 2013	3,000,000	3,178,926

		$11,393,693
Telephone Services - 0.1%
Oi S.A., 5.75%, 2022 (n)	$717,000	$736,718

Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$2,956,767
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,445,489
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,578,284
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,635,221

		$8,615,761
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,520,681
ERAC USA Finance Co., 2.75%, 2017 (n)	1,247,000	1,277,101

		$2,797,782
U.S. Government Agencies and Equivalents - 2.0%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,453,025
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	553,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.35%, 2021	$942,982	$1,053,098
Small Business Administration, 6.34%, 2021	600,598	671,838
Small Business Administration, 6.44%, 2021	643,106	721,796
Small Business Administration, 6.625%, 2021	815,739	919,729
Small Business Administration, 5.34%, 2021	1,985,835	2,197,037
Small Business Administration, 4.93%, 2024	1,041,267	1,153,617
Small Business Administration, 5.36%, 2025	1,380,854	1,565,241
Small Business Administration, 5.39%, 2025	1,001,870	1,131,485

		$14,420,505
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$39,338

Utilities - Electric Power - 5.1%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$3,090,802
Dominion Resources, Inc., 1.95%, 2016	2,660,000	2,732,270
Duke Energy Corp., 5.65%, 2013	1,800,000	1,876,466
Duke Energy Corp., 3.35%, 2015	3,280,000	3,469,436
E.ON International Finance B.V., 5.8%, 2018 (n)	3,000,000	3,567,720
EDP Finance B.V., 6%, 2018 (n)	1,425,000	1,290,786
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,319,220
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,434,417
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,497,518
FirstEnergy Solutions Corp., 6.05%, 2021	1,861,000	2,074,607
Georgia Power Co., 6%, 2013	1,350,000	1,439,024
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	3,885,102
Oncor Electric Delivery Co., 4.1%, 2022 (n)	2,206,000	2,345,355
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,380,000	2,481,248
Progress Energy, Inc., 3.15%, 2022	3,318,000	3,404,261

		$37,908,232
Total Bonds		$723,695,221

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	7,620,716	$7,620,716
Total Investments		$731,315,937

Other Assets, Less Liabilities - 0.7%		5,370,806
Net Assets - 100.0%		$736,686,743

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $194,082,746, representing 26.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.606%, 2019	1/28/10	$721,996	$814,946
Chesapeake Funding LLC, “A”, FRN, 0.995%, 2023	5/10/2012	3,563,000	3,567,881
Falcon Franchise Loan LLC, FRN, 5.312%, 2023	1/18/02	116,721	266,651
Gaz Capital S.A., 4.95%, 2022	7/11/2012	241,000	250,399
Korea Gas Corp., 2.25%, 2017	7/18/2012	1,622,074	1,615,032
Total Restricted Securities			$6,514,909
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	49,207,954	9/17/12	$61,446,956	$60,578,104	$868,852
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,046,933	10/12/12	$1,059,831	$1,093,140	$(33,309)
SELL	CAD	Merrill Lynch International Bank	3,738,879	10/12/12	3,650,643	3,722,493	(71,850)
SELL	DKK	Citibank N.A.	5,910,342	10/12/12	975,642	978,924	(3,282)
SELL	EUR	Goldman Sachs International	948,332	10/12/12	1,160,112	1,167,852	(7,740)
SELL	EUR	UBS AG	948,332	10/12/12	1,160,656	1,167,852	(7,196)
SELL	GBP	Barclays Bank PLC	5,022,739	10/12/12	7,794,839	7,874,684	(79,845)
SELL	GBP	Deutsche Bank AG	5,022,739	10/12/12	7,794,487	7,874,684	(80,197)
SELL	JPY	Citibank N.A.	997,569,203	10/12/12	12,559,652	12,778,958	(219,306)
SELL	JPY	Merrill Lynch International Bank	997,569,203	10/12/12	12,549,508	12,778,958	(229,450)
SELL	SEK	Credit Suisse Group	3,826,086	10/12/12	546,365	560,977	(14,612)

							$(746,787)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	198	$24,706,688	September - 2012	$203,495
U.S. Treasury Note 10 yr (Long)	USD	60	8,079,375	September - 2012	98,227

					$301,722

At July 31, 2012, the fund had liquid securities with an aggregate value of $217,206 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as discolsed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$14,459,843	$—	$14,459,843
Non-U.S. Sovereign Debt	—	185,809,777	—	185,809,777
Corporate Bonds	—	287,583,539	—	287,583,539
Residential Mortgage-Backed Securities	—	44,801,152	—	44,801,152
Commercial Mortgage-Backed Securities	—	12,912,538	—	12,912,538
Asset-Backed Securities (including CDOs)	—	7,957,510	—	7,957,510
Foreign Bonds	—	170,170,862	—	170,170,862
Mutual Funds	7,620,716	—	—	7,620,716
Total Investments	$7,620,716	$723,695,221	$—	$731,315,937

Other Financial Instruments
Futures Contracts	$301,722	$—	$—	$301,722
Forward Foreign Currency Exchange Contracts	—	122,065	—	122,065

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$694,548,621
Gross unrealized appreciation	46,248,573
Gross unrealized depreciation	(9,481,257)
Net unrealized appreciation (depreciation)	$36,767,316

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	381,588	119,971,779	(112,732,651)	7,620,716

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,749	$7,620,716

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	51.1%
United Kingdom	7.5%
France	5.1%
Japan	3.8%
Germany	3.5%
Netherlands	3.4%
Canada	2.7%
Italy	2.5%
Australia	2.1%
Other Countries	18.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.